Interest Expense	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Interest Expense
30.	INTEREST EXPENSE

Description	12/31/2020	12/31/2019	12/31/2018
For deposits
Non-financial private sector
Checking accounts	1,975,888	537,004	1,395,176
Saving accounts	654,139	896,495	863,077
Time deposits and investments accounts	53,900,325	79,268,075	54,175,946
For Financing received from Central Bank of Argentina and other financial institutions	100,834	359,809	312,120
For repo transactions
Other financial institutions	195,747	458,103	457,876
For other financial liabilities	61,339	254,710	121,208
Issued corporate bonds	1,547,872	3,250,457	3,795,894
For subordinated corporate bonds	2,397,775	2,319,007	2,083,761

	60,833,919	87,343,660	63,205,058